Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events

15. Subsequent Events

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of incentive distributions rights in June 2019.

On July 26, 2021, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $0.01 per common unit for the quarter ended June 30, 2021. The cash distribution is payable on August 12, 2021 to all unitholders of record as of August 9, 2021. The aggregate amount of the declared distribution will be $518 based on the number of units issued and outstanding as of June 30, 2021.

On July 26, 2021, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on September 15, 2021 to all unitholders of record as of September 8, 2021.